Net interest revenue (Tables)	12 Months Ended
Dec. 31, 2020
Interest Revenue (Expense), Net [Abstract]
Components of Net Interest Revenue
The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue	Year ended Dec. 31,
(in millions)	2020	2019	2018
Interest revenue
Deposits with the Federal Reserve and other central banks	$50	$448	$531
Deposits with banks	134	265	219
Federal funds sold and securities purchased under resale agreements	545	2,154	1,116
Margin loans	211	454	510
Non-margin loans	931	1,335	1,356
Securities:
Taxable	2,118	2,701	2,520
Exempt from federal income taxes	28	36	54
Total securities	2,146	2,737	2,574
Trading securities	92	155	126
Total interest revenue	4,109	7,548	6,432
Interest expense
Deposits in domestic offices	176	958	537
Deposits in foreign offices	(15)	636	340
Federal funds purchased and securities sold under repurchase agreements	283	1,437	758
Trading liabilities	15	35	29
Other borrowed funds	16	59	58
Commercial paper	7	55	51
Customer payables	28	238	191
Long-term debt	622	942	857
Total interest expense	1,132	4,360	2,821
Net interest revenue	2,977	3,188	3,611
Provision for credit losses	336	(25)	(11)
Net interest revenue after provision for credit losses	$2,641	$3,213	$3,622